Property and Equipment (Tables)	12 Months Ended
Apr. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Changes in the Value of Property and Equipment

The table below includes both property and equipment and right-of-use assets.

(in thousands)	Computer Hardware $	Furniture & Equipment $	Computer Software $	Building $	Automobile $	Leasehold Improvements $	Lab Equipment $	WIP - Leasehold Improvements $	Total $
Cost:
Balance, April 30, 2023	288	53	50	9,085	167	626	6,473	—	16,742
Additions	56	—	—	7,826	1	27	1,316	31	9,257
Disposals	(111)	(31)	(49)	(1,634)	—	(344)	(2,554)	—	(4,723)
Foreign exchange	(4)	(1)	(1)	(133)	(3)	(2)	(92)	—	(236)
Balance, April 30, 2024	229	21	—	15,144	165	307	5,143	31	21,040
Additions	12	22	—	210	207	20	812	79	1,362
Disposals	—	—	—	—	(99)	—	—	—	(99)
Foreign exchange	40	2	—	820	18	9	300	—	1,189
Balance, April 30, 2025	281	45	—	16,174	291	336	6,255	110	23,492

Accumulated Depreciation:
Balance, April 30, 2023	157	33	50	1,752	57	388	3,913	—	6,350
Depreciation	101	4	—	1,723	56	58	849	—	2,791
Disposals	(110)	(31)	(49)	(1,606)	—	(344)	(2,554)	—	(4,694)
Foreign exchange	(2)	—	(1)	(38)	(1)	—	(61)	—	(103)
Balance, April 30, 2024	146	6	—	1,831	112	102	2,147	—	4,344
Depreciation	66	8	—	1,922	67	65	788	—	2,916
Disposals	—	—	—	—	(99)	—	—	—	(99)
Foreign exchange	11	—	—	158	7	3	390	—	569
Balance, April 30, 2025	223	14	—	3,911	87	170	3,325	—	7,730

Net Book Value:
April 30, 2024	83	15	—	13,313	53	205	2,996	31	16,696
April 30, 2025	58	31	—	12,263	204	166	2,930	110	15,762